Financial instruments and financial risk management - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Maturity profile of the Group's financial liabilities based on contractual terms
Cash and cash equivalents	$ 171,897	$ 32,372	[1]	$ 42	$ 955
Carrying amount
Outstanding amount	403,191	448,875		786
Carrying amount	685,757	868,386		290,151
Derivative financial liabilities	79,244	98,527		7,443
Liquidity risk
Maturity profile of the Group's financial liabilities based on contractual terms
Cash and cash equivalents	171,897	32,372		42
Carrying amount
Trade payables and accrued liabilities	51,050	89,921		927
Outstanding amount				786
Carrying amount	466,361	551,355		1,713
Liquidity risk | Within 1 year
Carrying amount
Trade payables and accrued liabilities				927
Outstanding amount				786
Carrying amount	156,470	207,661		$ 1,713
Contractual cash flows
Trade payables and accrued liabilities	51,050	89,921
Liquidity risk | 1 - 2 years
Carrying amount
Carrying amount	176,713	102,283
Liquidity risk | More than 2 years
Carrying amount
Carrying amount	485,287	604,212
Liquidity risk | Mezzanine Debt Facility
Carrying amount
Outstanding amount	95,003	85,567
Liquidity risk | Mezzanine Debt Facility | Within 1 year
Contractual cash flows
Lease liabilities - undiscounted	21,087	24,888
Liquidity risk | Mezzanine Debt Facility | 1 - 2 years
Contractual cash flows
Lease liabilities - undiscounted	21,087	22,592
Liquidity risk | Mezzanine Debt Facility | More than 2 years
Contractual cash flows
Lease liabilities - undiscounted	176,073	200,859
Liquidity risk | Senior Syndicated Facility Agreement
Carrying amount
Outstanding amount	154,676	207,916
Liquidity risk | Senior Syndicated Facility Agreement | Within 1 year
Contractual cash flows
Lease liabilities - undiscounted	54,247	72,546
Liquidity risk | Senior Syndicated Facility Agreement | 1 - 2 years
Contractual cash flows
Lease liabilities - undiscounted	123,457	53,817
Liquidity risk | Senior Syndicated Facility Agreement | More than 2 years
Contractual cash flows
Lease liabilities - undiscounted		121,542
Liquidity risk | Copper Purchase Agreement
Carrying amount
Outstanding amount	85,911	84,818
Liquidity risk | Copper Purchase Agreement | Within 1 year
Contractual cash flows
Lease liabilities - undiscounted	10,444	6,414
Liquidity risk | Copper Purchase Agreement | 1 - 2 years
Contractual cash flows
Lease liabilities - undiscounted	12,160	11,281
Liquidity risk | Copper Purchase Agreement | More than 2 years
Contractual cash flows
Lease liabilities - undiscounted	185,201	175,836
Liquidity risk | Silver Purchase Agreement
Carrying amount
Outstanding amount	67,601	70,574
Liquidity risk | Silver Purchase Agreement | Within 1 year
Contractual cash flows
Lease liabilities - undiscounted	12,007	9,255
Liquidity risk | Silver Purchase Agreement | 1 - 2 years
Contractual cash flows
Lease liabilities - undiscounted	14,628	8,987
Liquidity risk | Silver Purchase Agreement | More than 2 years
Contractual cash flows
Lease liabilities - undiscounted	124,013	102,931
Liquidity risk | Commodity swap liability
Carrying amount
Outstanding amount		12,559
Carrying amount	12,120
Liquidity risk | Commodity swap liability | Within 1 year
Carrying amount
Carrying amount	7,635	4,637
Liquidity risk | Commodity swap liability | 1 - 2 years
Carrying amount
Carrying amount	$ 5,381	5,606
Liquidity risk | Commodity swap liability | More than 2 years
Carrying amount
Carrying amount		$ 3,044

[1]	*Refer to Note 26 for the details of restatement of comparatives upon the finalization of purchase price allocation.